Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

February 14, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following three new series, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, and Defiance Russell 2000 LightningSpread™ Income ETF, is Post-Effective Amendment No.313 and Amendment No. 316 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC